Preferred and Common Shares and Additional Paid in Capital - Equity (Details) $ / shares in Units, $ in Thousands		2 Months Ended	3 Months Ended				4 Months Ended		5 Months Ended		6 Months Ended		7 Months Ended		8 Months Ended		9 Months Ended	10 Months Ended	12 Months Ended
	Jan. 14, 2015 USD ($) $ / shares shares	Feb. 20, 2014 shares	Dec. 31, 2016 $ / shares shares	Apr. 13, 2016 shares	Apr. 13, 2015 shares	Mar. 20, 2015 shares	May 09, 2016 shares	May 03, 2013 shares	May 18, 2015 USD ($) $ / shares shares	May 31, 2014 shares	Jun. 20, 2016 shares	Jul. 11, 2014 shares	Jul. 31, 2016 shares	Jul. 31, 2014 shares	Sep. 09, 2016 shares	Aug. 19, 2014 shares	Sep. 20, 2016 USD ($) $ / shares shares	Oct. 28, 2015 shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) shares	Nov. 23, 2009 $ / shares shares	Nov. 22, 2009 $ / shares shares
Class of Stock [Line Items]
Number of shares vested																			783,545	78,833	89,968
Common shares offered in public offering	9,800,084								11,250,000								11,976,745
Price per share | $ / shares	$ 25								$ 16								$ 4.3
Proceeds from issuance of common stock | $	$ 242,211								$ 175,586								$ 50,278		$ 50,589	$ 418,771	$ 0
Granted																			1,035,000	135,230	117,201
Shares to acquire business												10,820,840
Preferred Stock
Class of Stock [Line Items]
Preferred Stock - Shares Authorized			25,000,000																25,000,000	25,000,000
Preferred Stock - Par Value | $ / shares			$ 0.01																$ 0.01	$ 0.01
Preferred Stock - Shares Issued			0																0	0
Common Stock
Class of Stock [Line Items]
Common Stock - Shares Authorized			300,000,000																300,000,000	300,000,000		300,000,000	100,000,000
Common Stock - Par Value | $ / shares			$ 0.01																$ 0.01	$ 0.01		$ 0.01	$ 0.01
Common shares offered in public offering																			11,976,745	21,050,084
Stock issued during period, share based compensation																			692,595	851,577	116,068
Issuance of shares, representing the third and the fourth installment																			138,453	34,234
Reverse stock split
Class of Stock [Line Items]
Description of the reverse stock split																			Effective as of the opening of trading on June 20, 2016, the Company effected a five-for-one reverse stock split of its common shares.
Reverse stock split, Conversion ratio											5
Shares converted											219,778,437
Number of shares after reverse stock split											43,955,659
Oceanbulk
Class of Stock [Line Items]
Shares to acquire business												9,679,153
Pappas Companies
Class of Stock [Line Items]
Shares to acquire business												718,546
Heron Ventures Ltd
Class of Stock [Line Items]
Shares to acquire vessels												423,141
Interchart Shipping Inc.
Class of Stock [Line Items]
Percentage of total outstanding common shares																					33.00%
Shares to acquire business																					4,520
Oceanbulk Maritime S.A.
Class of Stock [Line Items]
Issuance of shares, representing the third and the fourth installment															138,453			34,234
Equity Incentive Plan 2014
Class of Stock [Line Items]
Number of shares vested						78,833
Stock issued during period, share based compensation										78,833
Granted		78,833
Equity Incentive Plan 2015
Class of Stock [Line Items]
Number of shares vested				135,230
Stock issued during period, share based compensation				131,545
Granted					135,230
Equity Incentive Plan 2016
Class of Stock [Line Items]
Number of shares vested													650,000
Stock issued during period, share based compensation			558,050
Granted							690,000
Directors
Class of Stock [Line Items]
Number of shares vested		1,600
Stock issued during period, share based compensation										1,600
Granted		1,600
Two directors
Class of Stock [Line Items]
Number of shares vested												3,000
Stock issued during period, share based compensation				3,000
Granted												3,000
Excel Vessels
Class of Stock [Line Items]
Shares to acquire vessels																5,983,462				851,577	5,131,885
Renewal consultancy agreements | Former Chief Executive Officer
Class of Stock [Line Items]
Granted								5,600
Renewal consultancy agreements | First installment | Former Chief Executive Officer
Class of Stock [Line Items]
Number of shares vested																					1,866
Stock issued during period, share based compensation										1,866
Agreement to terminate the consultancy agreement | Former Chief Executive Officer
Class of Stock [Line Items]
Stock issued during period, share based compensation														33,768